Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–157.05%(a)
Alabama–2.53%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,390	$ 5,072,689
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2039	1,130	1,294,618
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	1,130	1,289,861
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	2,100	2,142,651
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	700	752,584
Series 2016, RB	5.75%	06/01/2045	25	27,950
Birmingham (City of), AL Water Works Board; Series 2011, RB (INS -AGM)(b)(c)	5.00%	01/01/2036	3,060	3,188,489
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046	2,400	3,383,688
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (d)	5.25%	05/01/2044	820	944,132
				18,096,662
Alaska–0.60%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,065	4,325,282
Arizona–5.11%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042	2,050	2,175,316
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,227,779
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2036	400	461,784
Series 2019 A, RB	5.00%	01/01/2037	1,000	1,153,850
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (d)	5.00%	07/01/2037	675	696,276
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB (c)	5.00%	07/01/2036	3,450	3,658,725
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	2,850	3,472,924
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,330,386
Series 2017, Ref. RB	5.00%	11/15/2045	835	890,778
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	789,502
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (d)	5.00%	07/01/2049	600	663,144
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,110	1,130,679
Mesa (City of), AZ; Series 2013, RB (c)	5.00%	07/01/2032	7,600	8,345,104
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (d)	6.50%	07/01/2034	450	520,430
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,780	2,961,951
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. RB	6.00%	07/01/2033	1,000	1,007,660
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (d)	5.25%	07/01/2048	1,125	1,161,394
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	2,525	2,594,968
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2020	500	512,430
Series 2014 A, RB	5.00%	08/01/2021	800	848,744
				36,603,824
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–22.00%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS -AGC)(b)(e)	0.00%	08/01/2035	$ 3,570	$ 2,424,565
Series 2009 B, GO Bonds (INS -AGC)(b)(e)	0.00%	08/01/2036	5,770	3,794,179
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (c)	5.00%	04/01/2056	2,280	2,712,721
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (e)	0.00%	08/01/2026	1,390	1,251,320
Series 2009, GO Bonds (e)	0.00%	08/01/2031	2,680	2,087,345
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (e)	0.00%	06/01/2055	10,115	610,137
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,305	4,708,852
Series 2012, GO Bonds	5.00%	09/01/2036	2,460	2,715,127
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,600	2,814,136
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (d)	5.00%	04/01/2049	790	878,275
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,866,835
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,185	1,439,479
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (f)	5.00%	12/31/2043	885	1,037,061
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (f)	4.00%	07/15/2029	635	721,049
California (State of) Pollution Control Finance Authority;
Series 2012, RB (d)(f)	5.00%	07/01/2027	1,230	1,336,161
Series 2012, RB (d)(f)	5.00%	07/01/2030	1,450	1,565,319
Series 2012, RB (d)(f)	5.00%	07/01/2037	3,195	3,417,244
California (State of) Public Works Board (Various Capital); Series 2013 I, RB	5.00%	11/01/2020	1,000	1,036,180
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	780	862,602
Series 2016 A, RB (d)	5.00%	12/01/2041	1,245	1,395,097
Series 2016 A, RB (d)	5.25%	12/01/2056	950	1,069,947
California Infrastructure & Economic Development Bank;
Series 2003 A, RB (INS -AMBAC)(b)(c)	5.00%	07/01/2036	1,700	2,203,489
Series 2003 A, RB (c)(g)(h)	5.00%	01/01/2028	3,300	4,277,361
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS -NATL)(b)(e)	0.00%	08/01/2029	695	565,522
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (e)	0.00%	08/01/2040	4,685	2,556,651
Series 2009, GO Bonds (e)	0.00%	08/01/2041	4,965	2,612,831
Series 2009, GO Bonds (e)	0.00%	08/01/2042	5,265	2,661,668
Series 2009, GO Bonds (e)	0.00%	08/01/2043	3,460	1,671,734
Series 2009, GO Bonds (e)	0.00%	08/01/2044	4,825	2,249,704
East Bay Municipal Utility District; Series 2010 A, Ref. RB (c)	5.00%	06/01/2036	4,770	4,867,690
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	1,775	1,366,626
Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	1,980	1,481,139
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,250	3,647,117
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	675	694,514
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	2,350	2,417,938
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2010 A, RB (c)	5.00%	05/15/2035	6,000	6,105,000
Los Angeles (City of), CA Department of Water & Power; Series 2012 A, RB (c)	5.00%	07/01/2043	6,510	7,134,830
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS -AGC)(b)(e)	0.00%	08/01/2034	1,985	1,373,104
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS -AMBAC)(b)(e)	0.00%	08/01/2029	3,955	3,245,987
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (i)	6.25%	08/01/2043	1,900	1,891,355
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2028	$ 2,875	$ 2,412,297
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2036	4,025	2,577,972
Series 2009 B, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2037	1,590	983,351
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2027	4,005	3,470,212
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	5,000	3,831,950
Regents of the University of California; Series 2013 AI, RB (c)	5.00%	05/15/2033	4,000	4,499,320
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,085	2,295,731
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (c)	5.00%	08/01/2036	6,790	7,252,535
San Diego (County of), CA Regional Airport Authority; Series 2010 A, RB (g)	5.00%	07/01/2034	875	895,676
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	1,000	1,054,840
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	1,995	2,104,107
Series 2011 G, Ref. RB (g)(h)	5.25%	05/03/2021	3,615	3,832,659
Series 2011 G, Ref. RB	5.25%	05/01/2027	1,385	1,467,394
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,110	1,374,680
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (c)	5.00%	11/01/2036	4,320	4,642,229
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(b)(e)	0.00%	09/01/2030	3,300	2,641,419
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	590	652,782
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (e)	0.00%	06/01/2041	3,295	988,632
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	15,570	11,632,503
Series 2009 A, GO Bonds (e)	0.00%	08/01/2033	5,725	4,144,499
				157,522,679
Colorado–3.66%
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB	4.00%	11/15/2043	1,980	2,215,085
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,585	1,707,647
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	790	933,401
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB (g)(h)	5.00%	06/01/2027	555	698,029
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,900	4,467,567
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2019, RB	6.00%	01/15/2041	3,200	3,273,376
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	534,325
Denver (City & County of), CO;
Series 2013 B, RB	5.25%	11/15/2032	5,000	5,700,850
Series 2018 A, Ref. RB (c)(f)	5.25%	12/01/2048	4,160	5,025,946
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	665	698,363
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (d)	5.00%	12/15/2041	910	963,008
				26,217,597
Connecticut–0.63%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2041	4,300	4,493,500
District of Columbia–1.89%
District of Columbia;
Series 2006 B-1, RB (INS -NATL)(b)	5.00%	02/01/2031	2,220	2,225,905
Series 2009 A, RB (c)	5.25%	12/01/2027	3,040	3,040,365
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	$ 1,910	$ 1,968,217
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	5,930	6,334,189
				13,568,676
Florida–10.22%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	1,185	1,286,732
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,006,240
Broward (County of), FL;
Series 2012 A, RB (g)(h)	5.00%	10/01/2022	2,145	2,375,352
Series 2013 C, RB (g)(h)	5.25%	10/01/2023	2,500	2,872,575
Series 2015 A, RB (f)	5.00%	10/01/2045	1,010	1,148,471
Series 2017, RB (c)(f)	5.00%	10/01/2047	3,450	4,035,810
Series 2019 B, RB (f)	4.00%	09/01/2049	790	857,972
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (d)	6.00%	07/01/2045	240	261,523
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (d)	5.00%	07/01/2046	1,250	1,330,137
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2021	5,110	5,397,540
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,250	1,401,800
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,850	3,218,790
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	995	1,048,501
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	4.00%	10/01/2039	2,500	2,800,350
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	1,960	2,335,183
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (g)(h)	5.00%	11/15/2021	4,630	4,966,184
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	946,527
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (f)(g)(h)	5.00%	10/01/2022	1,000	1,102,970
Series 2012 B, Ref. RB (INS -AGM)(b)	5.00%	10/01/2035	1,750	1,913,205
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,170	1,377,301
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	3,650	4,313,169
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	2,500	2,550,850
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (g)(h)	6.00%	08/01/2020	880	907,359
Series 2010, Ref. RB	6.00%	08/01/2030	315	324,006
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(h)(j)	1.90%	11/01/2021	555	555,011
Orange (County of), FL; Series 2012 B, Ref. RB (c)	5.00%	01/01/2031	7,855	8,485,914
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	935	1,094,483
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB (g)(h)	5.00%	12/01/2024	1,125	1,322,089
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,152,551
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (c)	5.00%	10/01/2031	3,330	3,545,118
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	936,079
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	500	565,525
Series 2014 A, RB	5.00%	07/01/2027	500	561,700
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,418,780
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tampa Bay Water; Series 2001 A, Ref. RB (INS -NATL)(b)	6.00%	10/01/2029	$ 2,000	$ 2,785,120
				73,200,917
Georgia–1.62%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	2,955	3,141,136
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2049	1,575	1,747,667
Burke (County of), GA Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (h)	2.40%	04/01/2020	3,200	3,208,896
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2020, Ref. RB	5.00%	07/01/2044	1,590	1,880,414
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	610	696,376
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 &4); Series 2019, RB	4.00%	01/01/2049	870	934,223
				11,608,712
Hawaii–1.93%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	4,100	4,176,670
Series 2015 A, RB (f)	5.00%	07/01/2041	780	890,822
Series 2015 A, RB (f)	5.00%	07/01/2045	1,545	1,756,526
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (g)(h)	5.75%	07/01/2020	1,630	1,673,032
Series 2013 A, Ref. RB	5.50%	07/01/2043	2,000	2,225,620
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP (f)	5.00%	08/01/2020	3,055	3,128,717
				13,851,387
Idaho–0.44%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	700	739,438
Series 2017 A, Ref. RB	5.25%	11/15/2037	980	1,041,426
Regents of the University of Idaho; Series 2011, Ref. RB (h)	5.25%	04/01/2021	1,300	1,362,855
				3,143,719
Illinois–19.07%
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds (INS -AGM)(b)	5.13%	01/01/2022	1,675	1,727,662
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	694,329
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	432,417
Series 2007 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	01/01/2037	3,465	3,474,356
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	347,175
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,580	1,657,941
Series 2012, RB	5.00%	01/01/2042	2,030	2,130,038
Series 2014, RB	5.00%	11/01/2044	790	872,176
Series 2014, Ref. RB	5.00%	01/01/2029	1,000	1,065,030
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,504,251
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	2,224,459
Chicago (City of), IL (Midway Airport);
Series 2013 B, Ref. RB	5.00%	01/01/2021	3,200	3,330,848
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,125	1,242,619
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB (f)	5.00%	01/01/2046	775	865,078
Series 2015 D, RB	5.00%	01/01/2046	540	610,184
Series 2017 D, RB (c)(f)	5.00%	01/01/2042	2,500	2,896,275
Series 2017 D, RB	5.25%	01/01/2042	1,240	1,483,127
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	$ 1,825	$ 2,037,521
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2031	625	749,775
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	950	1,023,682
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	549,000
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,605	1,849,554
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(k)	5.25%	12/01/2036	8,970	9,518,426
Series 2014, RB	5.00%	12/01/2044	3,380	3,743,654
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds (c)	5.00%	12/15/2032	2,540	2,694,813
Series 2012 B, Ref. GO Bonds (c)	5.00%	12/15/2037	2,540	2,680,919
Illinois (State of);
First Series 2001, GO Bonds (INS -NATL)(b)	6.00%	11/01/2026	2,000	2,336,080
Series 2006, GO Bonds	5.50%	01/01/2030	975	1,188,964
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,115	1,168,910
Series 2013, GO Bonds (INS -AGM)(b)	5.25%	07/01/2029	1,960	2,167,446
Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,098,170
Series 2014, GO Bonds	5.00%	05/01/2036	750	813,683
Series 2017 D, GO Bonds	5.00%	11/01/2024	4,950	5,516,577
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	790	832,889
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	555	599,733
Illinois (State of) Finance Authority (Benedictine University);
Series 2013 A, RB	5.00%	10/01/2020	1,000	1,020,320
Series 2013 A, RB	5.38%	10/01/2022	1,180	1,207,175
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,471,652
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	570	619,054
Series 2019 A, Ref. RB	5.00%	11/01/2040	580	620,107
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2010, Ref. RB (g)(h)	6.00%	05/15/2020	1,685	1,721,177
Series 2010, Ref. RB	6.00%	05/15/2039	270	276,423
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,421,553
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (g)(h)	6.25%	08/15/2023	1,000	1,165,990
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,116,148
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB (g)(h)	5.75%	02/15/2020	5,020	5,065,983
Series 2010 A, Ref. RB (g)(h)	6.00%	02/15/2020	2,620	2,645,257
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/2041	1,440	1,513,166
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,390	3,743,509
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(e)	0.00%	12/15/2029	2,500	1,906,125
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS -NATL)(b)(i)	5.75%	06/15/2026	8,480	9,303,408
Series 2010, RB (g)(h)	5.50%	06/15/2020	560	572,942
Series 2010, RB	5.50%	06/15/2050	1,740	1,762,898
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS -AGM)(b)	5.00%	06/15/2027	3,500	3,944,535
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	10,050	10,970,781
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,160	4,335,899
Railsplitter Tobacco Settlement Authority; Series 2010, RB (g)(h)	5.50%	06/01/2021	4,275	4,548,429
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	3,960	4,504,223
				136,584,515
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–3.44%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	$ 3,000	$ 3,203,910
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035	500	548,580
Series 2013 A, RB (f)	5.00%	07/01/2048	525	568,911
Series 2013, RB (f)	5.00%	07/01/2040	3,480	3,793,339
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039	2,690	2,809,436
Indiana (State of) Municipal Power Agency; Series 2013 A, RB (g)(h)	5.25%	07/01/2023	1,000	1,145,190
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	3,000	3,156,240
Series 2013 F, RB (c)	5.00%	02/01/2030	4,500	4,962,285
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	5.88%	01/01/2024	835	908,939
Whiting (City of), IN (BP Products North America); Series 2019, Ref. RB (f)(h)	5.00%	06/05/2026	3,000	3,557,760
				24,654,590
Iowa–1.11%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (d)	5.88%	12/01/2027	1,000	1,041,160
Series 2013, Ref. RB (h)	5.25%	12/01/2037	1,160	1,255,862
Series 2019, Ref. RB	3.13%	12/01/2022	555	562,204
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	790	887,328
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042	1,620	1,620,276
Series 2005 C, RB	5.63%	06/01/2046	1,030	1,030,175
Series 2005 E, RB (e)	0.00%	06/01/2046	11,725	1,532,340
				7,929,345
Kansas–0.38%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,646,640
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,075,540
				2,722,180
Kentucky–2.62%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(h)(j)	2.50%	02/01/2025	670	682,556
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,220	1,339,597
Series 2015 A, RB	5.00%	01/01/2045	895	978,638
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	935	1,052,763
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (g)(h)	6.00%	06/01/2020	1,900	1,945,296
Series 2010 A, RB (g)(h)	6.38%	06/01/2020	1,625	1,666,746
Series 2010 A, RB (g)(h)	6.50%	06/01/2020	2,050	2,103,813
Kentucky (State of) Municipal Power Agency (Prarie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,190	1,409,626
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, RB (g)(h)	5.00%	07/01/2022	1,860	2,042,354
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,390,720
Warren (County of), KY (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. RB	5.00%	04/01/2035	2,000	2,179,060
				18,791,169
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–2.05%
Jefferson Sales Tax District; Series 2019 B, RB (INS -AGM)(b)	4.00%	12/01/2039	$ 1,000	$ 1,130,850
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (g)(h)	5.25%	10/01/2020	2,450	2,533,300
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, RB (INS -AGM)(b)	5.25%	06/01/2028	2,000	2,242,420
Series 2013 A, RB (INS -AGM)(b)	5.25%	06/01/2031	2,000	2,238,540
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (d)	3.90%	11/01/2044	930	936,650
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2021	1,000	1,066,680
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	770	787,009
Series 2013 A, Ref. RB	5.25%	05/15/2031	770	807,029
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,465	1,577,175
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,235	1,328,193
				14,647,846
Maryland–1.01%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB (d)	4.38%	02/15/2039	1,000	1,060,940
Series 2017 A, RB (d)	4.50%	02/15/2047	500	529,055
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	817,398
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,435	1,609,367
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (g)(h)	5.75%	06/01/2020	2,440	2,495,290
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	740,819
				7,252,869
Massachusetts–3.91%
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,385	2,606,590
Massachusetts (State of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	3,000	3,699,840
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035	2,010	2,016,070
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	165	165,507
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	1,550	1,770,147
Massachusetts (State of) Development Finance Agency (Partners Healthcare);
Series 2012, RB (g)(h)	5.00%	07/01/2021	2,890	3,064,845
Series 2012, RB	5.00%	07/01/2031	2,730	2,882,607
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (g)(h)	6.75%	01/01/2021	1,225	1,299,075
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB (f)	5.00%	07/01/2037	1,000	1,236,230
Series 2019 C, RB (f)	5.00%	07/01/2044	2,000	2,431,740
Massachusetts (State of) Port Authority (Bosfuel); Series 2019 A, Ref. RB (f)	4.00%	07/01/2044	1,000	1,094,320
Massachusetts (State of) School Building Authority; Series 2011 B, RB (c)	5.00%	10/15/2035	5,325	5,710,690
				27,977,661
Michigan–3.99%
Detroit Downtown Development Authority; Series 2018 A, RB (INS -AGM)(b)(c)(k)	5.00%	07/01/2038	1,500	1,669,065
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,185	1,258,861
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB	5.00%	07/01/2037	3,400	3,586,762
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,655	3,130,723
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,956,428
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,585	1,815,126
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	$ 1,130	$ 1,213,360
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	643,123
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	652,445
Series 2015, Ref. RB	5.00%	07/01/2035	1,165	1,346,402
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,070	2,313,411
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (c)	5.00%	12/01/2046	3,575	4,196,979
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (d)	5.00%	07/01/2026	700	748,307
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,180	3,197,331
Western Michigan University;
Series 2013, Ref. RB	5.25%	11/15/2030	400	456,036
Series 2013, Ref. RB	5.25%	11/15/2031	350	399,063
				28,583,422
Minnesota–0.06%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	445,816
Mississippi–0.70%
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2010 G, VRD RB (l)	0.95%	11/01/2035	5,000	5,000,000
Missouri–1.50%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	2,107,388
Kansas (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 A, RB (f)	5.00%	03/01/2044	950	1,136,172
Series 2019 B, RB (f)	5.00%	03/01/2046	1,580	1,884,229
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	517,629
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019 A, RB	5.00%	02/01/2034	330	374,966
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/2020	1,000	1,012,320
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,375	1,519,966
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,975	2,221,756
				10,774,426
Nebraska–1.90%
Central Plains Energy Project (No. 3); Series 2012, RB (m)	5.00%	09/01/2032	5,500	5,958,315
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,639,075
Omaha (City of), NE Public Power District; Series 2011 B, RB (c)	5.00%	02/01/2036	4,800	5,017,008
				13,614,398
Nevada–0.52%
Clark (County of), NV; Series 2013 A, Ref. RB (f)	5.00%	07/01/2028	2,000	2,203,000
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2010 A, RB	5.13%	07/01/2034	1,500	1,504,680
				3,707,680
New Jersey–5.58%
Garden State Preservation Trust; Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	2,485	3,112,885
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS -NATL)(b)(c)(k)	5.50%	09/01/2022	3,555	3,926,782
Series 2005, Ref. RB (INS -AMBAC)(b)	5.50%	09/01/2024	2,000	2,332,640
Series 2013, RB (f)	5.00%	07/01/2023	1,750	1,951,775
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (g)(h)	5.75%	06/01/2020	$ 1,990	$ 2,036,108
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (f)	5.50%	01/01/2026	1,000	1,148,330
Series 2013, RB (f)	5.38%	01/01/2043	1,000	1,118,610
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, RB	5.75%	06/15/2020	2,570	2,628,493
Series 2006 C, RB (INS -AGC)(b)(e)	0.00%	12/15/2026	8,435	7,222,216
Series 2011 A, RB	5.50%	06/15/2041	1,000	1,048,680
Series 2011 B, RB	5.50%	06/15/2031	1,005	1,059,722
Series 2018 A, Ref. RB	5.00%	12/15/2034	1,000	1,165,660
Series 2018 A, Ref. RN (c)(k)	5.00%	06/15/2029	1,505	1,761,452
Series 2018 A, Ref. RN (c)(k)	5.00%	06/15/2030	515	600,001
Series 2018 A, Ref. RN	5.00%	06/15/2031	960	1,115,117
Subseries 2016 A-1, RN	5.00%	06/15/2028	935	1,099,233
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	3,645	3,917,500
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	2,370	2,749,769
				39,994,973
New Mexico–0.51%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,650	2,708,326
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2044	850	940,806
				3,649,132
New York–13.46%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (g)(h)	6.25%	01/15/2020	1,740	1,750,562
Series 2009, RB (g)(h)	6.38%	01/15/2020	720	724,471
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,460,467
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS -AGM)(b)	4.00%	02/15/2047	3,135	3,454,707
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,656,030
Series 2013 A, RB	5.00%	11/15/2038	1,680	1,857,374
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (c)(f)	5.00%	09/15/2028	3,105	3,878,611
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	2,400	2,449,752
Series 2012 FF, RB (c)	5.00%	06/15/2045	1,000	1,082,150
Series 2013 DD, RB	5.00%	06/15/2035	2,900	3,239,416
Subseries 2012 A-1, VRD RB (l)	0.98%	06/15/2044	5,375	5,375,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,535	1,706,997
Subseries 2009 A-1, RB (c)	5.00%	05/01/2030	2,533	2,533,000
Subseries 2011 D-1, RB (c)	5.00%	11/01/2033	1,725	1,845,836
Subseries 2012 E-1, RB (c)	5.00%	02/01/2037	7,155	7,678,674
New York (Counties of), NY Tobacco Trust V; Series 2005 S-2, RB (e)	0.00%	06/01/2050	10,140	1,551,420
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,598,253
New York (State of) Dormitory Authority; Series 2019 A, RB	5.00%	10/01/2033	1,000	1,234,000
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2029	1,805	2,412,473
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (c)	5.00%	03/15/2030	5,805	6,084,801
Series 2013 A, RB	5.00%	02/15/2037	2,050	2,266,870
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS -NATL)(b)	5.75%	07/01/2027	1,000	1,200,560
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2011 A-1, RB (c)	5.00%	04/01/2029	$ 4,860	$ 5,107,568
Series 2019 B, RB	4.00%	01/01/2045	1,265	1,415,687
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (d)	5.00%	11/15/2044	4,840	5,347,764
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB (c)	5.00%	09/15/2040	5,100	5,497,035
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,770	1,899,352
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (f)	5.00%	08/01/2031	1,545	1,615,019
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	3,160	3,787,323
Series 2018, RB (f)	4.00%	01/01/2036	1,425	1,550,899
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	1,620	1,789,258
Series 2016 A, RB (f)	5.25%	01/01/2050	2,985	3,322,872
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,538,565
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (g)	6.13%	01/01/2021	295	300,460
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	3,185	3,161,081
				96,374,307
North Carolina–4.17%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB (c)	5.00%	07/01/2047	4,000	4,778,400
Series 2019, RB	4.00%	07/01/2044	640	724,416
Series 2017 A, RB (c)	5.00%	12/20/2019	1,775	2,133,728
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	8,820	10,232,788
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB (f)	5.00%	12/31/2037	750	842,025
Series 2015, RB (f)	5.00%	06/30/2054	1,115	1,233,792
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB (c)	5.00%	06/01/2042	5,110	5,520,691
North Carolina (State of) Turnpike Authority;
Series 2011, RB (c)	5.00%	07/01/2036	1,755	1,849,981
Series 2011, RB (c)	5.00%	07/01/2041	2,430	2,556,846
				29,872,667
North Dakota–0.61%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,040	2,310,627
Series 2017 C, RB	5.00%	06/01/2048	1,815	2,042,274
				4,352,901
Ohio–6.36%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	905,642
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB	5.00%	05/01/2042	1,450	1,548,890
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	1,000	1,092,330
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	490	563,647
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034	235	235,406
Series 2007 A-2, RB	5.88%	06/01/2047	6,955	6,990,818
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,054,670
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	$ 2,500	$ 2,864,100
Series 2017, Ref. RB	5.50%	02/15/2052	1,555	1,805,915
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,040,500
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB (c)	5.00%	11/15/2036	3,390	3,604,485
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	985	1,104,668
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.50%	06/01/2042	3,000	3,247,710
Hamilton (County of), OH (Cincinnati Childrens Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,190	1,740,577
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,370	1,522,769
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (g)(h)	6.25%	06/01/2021	2,470	2,654,954
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,585	1,831,483
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (d)	6.00%	04/01/2038	1,425	1,586,638
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(f)	5.00%	12/31/2039	735	835,210
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (d)(f)	4.25%	01/15/2038	555	598,823
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (g)(h)	5.75%	05/15/2020	3,055	3,117,322
Series 2010, RB	5.75%	11/15/2040	1,780	1,812,378
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.00%	02/15/2028	2,500	2,781,425
				45,540,360
Oklahoma–0.48%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,055	2,444,607
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	1,785	1,012,988
				3,457,595
Pennsylvania–2.23%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,171,550
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (h)(n)	4.38%	07/01/2022	850	911,625
Pennsylvania (State of) Turnpike Commission;
Series 2012 A, RB	5.00%	12/01/2020	1,370	1,421,868
Series 2018 B, RB	5.25%	12/01/2048	1,105	1,342,918
Subseries 2010 B-2, RB (g)(h)(i)	5.75%	12/01/2020	2,850	2,980,131
Subseries 2010 B-2, RB (g)(h)(i)	6.00%	12/01/2020	1,750	1,834,035
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,010	1,194,951
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	3,595	4,188,139
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	775	891,064
				15,936,281
Puerto Rico–2.32%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,255	3,312,614
Series 2002, RB	5.63%	05/15/2043	1,405	1,429,869
Series 2005 A, RB (e)	0.00%	05/15/2050	5,450	777,715
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033	690	740,901
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035	610	654,554
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -AGM)(b)	5.50%	07/01/2029	$ 600	$ 686,904
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032	725	778,723
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034	1,135	1,279,962
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024	1,910	1,964,645
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (e)	0.00%	07/01/2029	1,355	1,003,743
Series 2018 A-1, RB (e)	0.00%	07/01/2033	2,000	1,270,480
Series 2018 A-1, RB	4.50%	07/01/2034	700	748,237
Series 2018 A-1, RB	4.75%	07/01/2053	475	491,554
Series 2019 A-2, RB	4.33%	07/01/2040	1,425	1,448,142
				16,588,043
South Carolina–1.68%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (g)(h)	5.25%	08/01/2023	1,400	1,599,766
South Carolina (State of) Ports Authority; Series 2015, RB (f)(g)(h)	5.25%	07/01/2025	4,235	5,106,859
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,120	1,259,362
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	3,595	4,036,107
				12,002,094
South Dakota–0.21%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,492,144
Tennessee–0.71%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,785	2,129,237
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	1,280	1,440,231
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,524,543
				5,094,011
Texas–16.83%
Alamo Community College District; Series 2012, Ref. GO Bonds (c)	5.00%	08/15/2034	5,105	5,594,621
Austin (City of), TX; Series 2019 B, RB (f)	5.00%	11/15/2044	2,500	3,041,825
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (g)(h)	6.20%	07/01/2020	2,225	2,288,835
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,763,027
Dallas-Fort Worth (Cities of), TX International Airport; Series 2014 A, Ref. RB (f)	5.25%	11/01/2026	2,000	2,281,860
Grand Parkway Transportation Corp.; Series 2013 A, RB	5.50%	04/01/2053	1,000	1,121,930
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (l)	0.85%	11/01/2041	1,200	1,200,000
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS -AGM)(b)	5.25%	08/15/2031	5,395	7,387,373
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (g)(h)	5.00%	12/01/2019	1,300	1,300,000
Houston (City of), TX;
Series 2011 D, RB (c)	5.00%	11/15/2033	2,700	2,904,228
Series 2011 D, RB (c)	5.00%	11/15/2036	4,005	4,307,938
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	775	791,283
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	500	542,910
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS -AGM)(b)(e)	0.00%	09/01/2025	4,650	4,219,363
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (d)	5.50%	08/15/2045	1,205	1,304,196
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority;
Series 2012 A, Ref. RB (g)(h)	5.00%	05/15/2022	$ 5	$ 5,454
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,305,838
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,250	2,362,388
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB (l)	1.00%	11/01/2038	990	990,000
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	228,528
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,423,283
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	772,095
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	1,900	2,099,348
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing - Tarleton State University); Series 2014 A, RB	5.00%	04/01/2034	1,000	1,080,610
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,092,280
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS -AGC)(b)(e)	0.00%	01/01/2028	18,900	16,149,105
Series 2008 D, Ref. RB (INS -AGC)(b)(e)	0.00%	01/01/2031	3,740	2,895,583
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2021	1,500	1,595,340
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,495	2,789,635
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (c)	5.00%	02/15/2047	3,260	3,793,401
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,395	1,520,759
Series 2016, Ref. RB	5.00%	05/15/2045	1,850	1,995,114
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, RB	6.38%	02/15/2048	1,765	1,956,167
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,581,798
Temple (City of), TX; Series 2018 A, RB (d)	5.00%	08/01/2028	705	789,325
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,555	1,822,631
Series 2019, RB (e)	0.00%	08/01/2041	2,000	812,220
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB (e)	0.00%	08/15/2036	3,170	1,655,469
Series 2015 B, Ref. RB (e)	0.00%	08/15/2037	970	483,273
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,835	4,336,771
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,445	5,173,091
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	4,095	4,458,349
Series 2012, RB	5.00%	12/15/2029	2,000	2,173,160
Series 2012, RB	5.00%	12/15/2031	1,200	1,300,320
Series 2012, RB	5.00%	12/15/2032	1,195	1,292,966
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,050	1,168,923
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	1,945	1,953,714
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,300	1,521,013
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	515	531,099
University of Houston; Series 2008, Ref. RB (INS -AGM)(b)(c)	5.00%	02/15/2033	1,326	1,329,739
				120,488,178
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–0.94%
Salt Lake (City of), UT;
Series 2017 A, RB (c)(f)	5.00%	07/01/2047	$ 2,490	$ 2,904,560
Series 2018 A, RB (f)	5.00%	07/01/2048	1,230	1,455,742
Series 2018 A, RB (f)	5.25%	07/01/2048	1,635	1,973,298
Salt Lake (City of), UT (IHC Hospitals, Inc.); Series 1991, Ref. RB (g)(o)	11.28%	05/15/2020	400	412,288
				6,745,888
Virgin Islands–0.34%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	540	543,418
Series 2010 A, RB	5.00%	10/01/2029	1,860	1,868,147
				2,411,565
Virginia–1.59%
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	725	801,161
Series 2012, RB (f)	5.50%	01/01/2042	2,930	3,183,269
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB (f)	5.00%	07/01/2034	3,780	4,032,731
Series 2012, RB (f)	5.00%	01/01/2040	1,905	2,026,330
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2056	1,170	1,332,583
				11,376,074
Washington–2.79%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (f)	5.50%	07/01/2025	925	983,599
Kalispel Tribe of Indians; Series 2018 B, RB (d)	5.25%	01/01/2038	1,000	1,134,220
Seattle (Port of), WA; Series 2019, RB (f)	5.00%	04/01/2044	1,475	1,767,537
Washington (State of); Series 2019 A, GO Bonds (c)	5.00%	08/01/2042	1,770	2,167,772
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,105	1,330,696
Series 2018, RB (c)	5.00%	07/01/2048	3,955	4,727,886
Series 2018, RB	5.00%	07/01/2048	790	930,999
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (d)	11.55%	08/01/2044	1,145	1,757,243
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,000	3,130,290
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	2,000	2,033,580
				19,963,822
Wisconsin–3.02%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (d)	6.75%	08/01/2031	865	1,030,466
Series 2017, RB (d)	6.75%	12/01/2042	2,015	2,383,402
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (c)	5.00%	03/01/2046	3,375	3,858,064
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (d)	5.13%	06/15/2039	620	636,417
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB	4.00%	11/15/2043	2,250	2,480,130
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,711,575
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,190,376
Series 2014, RB	5.13%	05/01/2029	1,000	1,079,520
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (d)	6.38%	01/01/2048	615	640,283
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	$ 1,585	$ 1,854,910
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,850,091
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	891,060
				21,606,294
Wyoming–0.33%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS -BAM)(b)(c)	5.00%	01/01/2047	2,020	2,353,441
TOTAL INVESTMENTS IN SECURITIES(p)–157.05% (Cost $1,029,157,717)					1,124,618,642
FLOATING RATE NOTE OBLIGATIONS–(24.86)%
Notes with interest and fee rates ranging from 1.58% to 2.02% at 11/30/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(q)					(178,000,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.66)%					(233,875,657)
OTHER ASSETS LESS LIABILITIES–0.47%					3,364,738
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$716,107,723
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $37,726,976, which represented 5.27% of the Trust’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,662,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(m)	Security subject to crossover refunding.
(n)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2019 represented less than 1% of the Trust’s Net Assets.
(o)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $412,288, which represented less than 1% of the Trust’s Net Assets.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Trust’s investments with a value of $270,463,983 are held by TOB Trusts and serve as collateral for the $178,000,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Quality Municipal Income Trust